Average Annual Total Returns - Transamerica Large Value Opportunities	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	I3 1 Year	I3 5 Years	I3 10 Years	I3 Since Inception	I3 Inception Date	MSCI USA Value Index Gross (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI USA Value Index Gross (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI USA Value Index Gross (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI USA Value Index Gross (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(1.14%)	6.92%	9.60%		Sep. 11, 2000	(1.71%)	5.22%	8.43%		(0.40%)	5.00%	7.49%		(1.42%)			6.12%	May 05, 2017	(0.88%)			6.66%	May 05, 2017	0.95%	9.70%	10.45%	7.77%